8. Stock-Based Compensation (Details - Options Outstanding) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Sep. 30, 2014
Stock Options [Member]
Options
Outstanding at beginning of period	2,536,000
Granted	245,000
Exercised
Forfeited or expired	(27,000)
Outstanding at end of period	2,754,000
Exercisable at end of period	1,197,000
Options available for grant, ending	1,579,000
Weighted Average Exercise Price
Outstanding at beginning of period	$ 7.78
Granted	$ 2.76
Exercised
Forfeited or expired	$ 20.88
Outstanding at end of period	$ 7.21
Exercisable at end of period	$ 11.62
Weighted Average Contractual Term
Outstanding at end of period	8 years 2 months 26 days
Exercisable at end of period	6 years 8 months 16 days
Aggregate Intrinsic Value
Fair Value Outstanding at end of period	$ 0
Exercisable at end of period	$ 0